Prospectus Supplement — February 17, 2011
to the Prospectuses, as supplemented, of each of the following funds:

Prospectus(es)
Fund	Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010 & 09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/28/2011
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Columbia Diversified Bond Fund	10/29/2010
Columbia Diversified Equity Income Fund	11/29/2010
Columbia Dividend Opportunity Fund	08/27/2010 & 09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2010
Columbia Emerging Markets Opportunity Fund	12/30/2010
Columbia Equity Value Fund	05/28/2010 & 09/27/2010
Columbia European Equity Fund	12/30/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2010
Columbia Global Bond Fund	12/30/2010
Columbia Global Equity Fund	12/30/2010
Columbia Global Extended Alpha Fund	12/30/2010
Columbia Government Money Market Fund	03/01/2010 & 09/27/2010
Columbia High Yield Bond Fund	07/30/2010 & 09/27/2010
Columbia Income Builder Fund	04/01/2010 & 09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/29/2010
Columbia Large Value Quantitative Fund	11/29/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/28/2011
Columbia Mid Cap Value Opportunity Fund	11/29/2010
Columbia Minnesota Tax-Exempt Fund	10/29/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010 & 09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2045 Fund	06/29/2010 & 09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010 & 09/27/2010
Columbia Seligman Global Technology Fund	12/30/2010
Columbia Strategic Allocation Fund	11/29/2010
Columbia U.S. Government Mortgage Fund	07/30/2010 & 09/27/2010
RiverSource Balanced Fund	11/29/2010
RiverSource California Tax-Exempt Fund	10/29/2010
RiverSource Disciplined International Equity Fund	12/30/2010
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/29/2010
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2010
RiverSource Partners International Small Cap Fund	12/30/2010
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/29/2010
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/29/2010
Seligman California Municipal Quality Fund	11/29/2010
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/29/2010
Seligman National Municipal Fund	11/29/2010
Seligman New York Municipal Fund	11/29/2010
Threadneedle Global Equity Income Fund	12/30/2010
Threadneedle International Opportunity Fund	12/30/2010

References to “Fund” throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.
SHAREHOLDER MEETINGS
At a Joint Special Meeting of Shareholders held on February 15, 2011 (the “Meeting”), shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). The Meeting was adjourned with respect to certain proposals as indicated by an “ADJ” in the table. The Meeting has been adjourned for these proposals to 1:00 p.m. (Eastern) on February 28, 2011 at 225 Franklin Street (Room 3200 on the 32nd Floor), Boston, Massachusetts 02110. The adjournments will provide additional time for further solicitation of these proposals. Following Table 1 is a brief discussion of each of the Fund proposals.
Table 1. Shareholder Meeting Approvals

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia 120/20 Contrarian Equity Fund	X					X
Columbia Absolute Return Currency and Income Fund	X	X	X	X
Columbia AMT-Free Tax-Exempt Bond Fund	X	X	X	X				X
Columbia Asia Pacific ex-Japan Fund	X	X	X			X
Columbia Diversified Bond Fund	X	X	X		X			X
Columbia Diversified Equity Income Fund	X	X	X				X
Columbia Dividend Opportunity Fund	X	X	X				X
Columbia Emerging Markets Bond Fund	X	X	X	X
Columbia Emerging Markets Opportunity Fund	X	X	X			X
Columbia Equity Value Fund	X	X	X				X
Columbia European Equity Fund	X	X	X			X
Columbia Floating Rate Fund	X	X	X	X
Columbia Frontier Fund	X			X				X
Columbia Global Bond Fund	X	X	X	X				X
Columbia Global Equity Fund	X	X	X			X
Columbia Global Extended Alpha Fund	X	X	X			X
Columbia Government Money Market Fund	X			X				X
Columbia High Yield Bond Fund	X	X	X	X				X
Columbia Income Builder Fund	X	X	X	X
Columbia Income Builder Fund II	X	X							X
Columbia Income Builder Fund III	X	X							X
Columbia Income Opportunities Fund	X	X	X	X
Columbia Inflation Protected Securities Fund	X	X	X	X
Columbia Large Core Quantitative Fund	X	X	X				X
Columbia Large Growth Quantitative Fund	X	X	X				X
Columbia Large Value Quantitative Fund	X	X	X				X
Columbia Limited Duration Credit Fund	X	X	X	X
Columbia Marsico Flexible Capital Fund	X
Columbia Mid Cap Growth Opportunity Fund	X	X	X				X
Columbia Mid Cap Value Opportunity Fund	X	X	X				X
Columbia Minnesota Tax-Exempt Fund	X	X	X		X			X
Columbia Money Market Fund	X	X	X	X				X
Columbia Multi-Advisor International Value Fund	X	X	X			X
Columbia Multi-Advisor Small Cap Value Fund	X	X	X			X
Columbia Portfolio Builder Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Moderate Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Fund	X	X	X	X
Columbia Portfolio Builder Total Equity Fund	X	X							X

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia Recovery and Infrastructure Fund	X					X
Columbia Retirement Plus 2010 Fund	X			ADJ
Columbia Retirement Plus 2015 Fund	X			ADJ
Columbia Retirement Plus 2020 Fund	X			ADJ
Columbia Retirement Plus 2025 Fund	X			ADJ
Columbia Retirement Plus 2030 Fund	X			ADJ
Columbia Retirement Plus 2035 Fund	X			ADJ
Columbia Retirement Plus 2040 Fund	X			ADJ
Columbia Retirement Plus 2045 Fund	X			ADJ
Columbia Select Large-Cap Value Fund	X			X				ADJ
Columbia Select Smaller-Cap Value Fund	X			X				X
Columbia Seligman Communications and Information Fund	X			ADJ				ADJ
Columbia Seligman Global Technology Fund	X			X				X
Columbia Strategic Allocation Fund	X	X	X				X
Columbia U.S. Government Mortgage Fund	X	X	X		X
RiverSource Balanced Fund	X	X							X
RiverSource California Tax-Exempt Fund	X	X							X
RiverSource Disciplined International Equity Fund	X	X							X
RiverSource Disciplined Small and Mid Cap Equity Fund	X	X							X
RiverSource Disciplined Small Cap Value Fund	X	X							X
RiverSource Intermediate Tax-Exempt Fund	X	X							X
RiverSource LaSalle Global Real Estate Fund	X								X
RiverSource LaSalle Monthly Dividend Real Estate Fund	X								X
RiverSource New York Tax-Exempt Fund	X	X							X
RiverSource Partners Fundamental Value Fund	X	X							X
RiverSource Partners International Select Growth Fund	X	X
RiverSource Partners International Small Cap Fund	X	X
RiverSource Precious Metals and Mining Fund	X	X							X
RiverSource Real Estate Fund	X	X							X
RiverSource S&P 500 Index Fund	X	X							ADJ
RiverSource Short Duration U.S. Government Fund	X	X							X
RiverSource Small Company Index Fund	X	X							X
RiverSource Strategic Income Allocation Fund	X	X							X
RiverSource Tax-Exempt High Income Fund	X	X							X
Seligman California Municipal High-Yield Fund	X								X
Seligman California Municipal Quality Fund	X								X
Seligman Capital Fund	X								X
Seligman Growth Fund	X								X
Seligman Minnesota Municipal Fund	X								X
Seligman National Municipal Fund	X								X
Seligman New York Municipal Fund	X								X
Threadneedle Global Equity Income Fund	X	X							X
Threadneedle International Opportunity Fund	X	X							X
1. Board Election Proposal. Shareholders of the Funds indicated in Table 1 voted to elect all directors/trustees nominated for election (“Board members”).
2. Charter Amendment Proposal. Shareholders of the Funds indicated in Table 1 approved an amendment to either (i) the Articles of Incorporation of a company (of which the Fund is a series) that is a Minnesota corporation (each a “Company” and collectively, the “Companies”), or (ii) the Declaration of Trust of either RiverSource California Tax Exempt Trust (also a “Company”) or RiverSource Special Tax-Exempt Series Trust (also a “Company”), each a Massachusetts business trust, which provides for an increase in the maximum permissible number of Board members of the Companies from 16 Board members to 20 Board members. It is expected that, effective June 1, 2011, the Funds (and therefore their respective Companies) that have approved both Proposal 1 (Board Election Proposal) and this Proposal 2 will have a Board comprised of 16 members.
3. Redomiciling Proposal. Shareholders of the Funds indicated in Table 1 approved an Agreement and Plan of Redomiciling, which provides for a change in the domicile and/or form of organization of (i) each Fund that is currently a series of a Company that is organized as a Minnesota corporation, and (ii) Columbia Minnesota Tax-Exempt Fund (which is a series of RiverSource Special Tax-Exempt Series Trust), into new series of RiverSource Series Trust, an existing Massachusetts business trust. The redomicilings are expected to occur on or about March 7, 2011.
4. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of the Funds indicated in Table 1 approved a new IMS Agreement between the Company, on behalf of the Fund, and Columbia Management Investment Advisers, LLC (“Columbia Management”). The IMS Agreements are designed to achieve consistent investment management service and fee structures across all funds managed by Columbia Management and distributed by Columbia Management Investment Distributors, Inc. (the “Columbia Family of Funds”). Specifically, as further described below, the IMS Agreement approval affects different Funds in different ways:
4a. Terms and Conditions. For the Funds indicated in Column 4a of Table 1, the approved IMS Agreement includes changes to the terms and conditions of the Fund’s IMS Agreement, but neither increases the investment advisory fee rates nor eliminates a performance incentive adjustment (“PIA”) because a PIA does not currently exist for such Funds (“Non-Fee Changes”).
4b. Terms and Conditions / Change in Fee Schedule. For the Funds indicated in Column 4b of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) an increase to the investment advisory fee rates payable to Columbia Management at certain asset levels. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
4c. Terms and Conditions / Removal of PIA. For the Funds indicated in Column 4c of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) the elimination of the PIA.
4d. Terms and Conditions / Change in Fee Schedule / Removal of PIA. For the Funds indicated in Column 4d of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes, (ii) an increase to the investment advisory fee rates payable to Columbia Management at all or most asset levels and (iii) the elimination of the PIA. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
Table 2. IMS Fee Schedules

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.480%	First $1.0	0.430%	Columbia Diversified
Bond Fund	Next $1.0	0.455%	Next $1.0	0.420%	Bond Fund:
	Next $1.0	0.430%	Next $4.0	0.400%	July 1, 2011
Columbia U.S.	Next $3.0	0.405%	Next $1.5	0.380%
Government Mortgage	Next $1.5	0.380%	Next $1.5	0.365%	Columbia U.S.
Fund	Next $1.5	0.365%	Next $3.0	0.360%	Government Mortgage
	Next $1.0	0.360%	Next $8.0	0.350%	Fund:
	Next $5.0	0.350%	Next $4.0	0.340%	April 1, 2011
	Next $5.0	0.340%	Next $26.0	0.320%
	Next $4.0	0.330%	Over $50.0	0.300%
	Next $26.0	0.310%
	Over $50.0	0.290%

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.600%	First $0.5	0.660%	July 1, 2011
Equity Income Fund	Next $1.0	0.575%	Next $0.5	0.615%
	Next $1.0	0.550%	Next $0.5	0.570%
	Next $3.0	0.525%	Next $1.5	0.520%
	Next $1.5	0.500%	Next $3.0	0.510%
	Next $2.5	0.485%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Dividend	First $0.5	0.610%	First $0.5	0.660%	July 1, 2011
Opportunity Fund	Next $0.5	0.585%	Next $0.5	0.615%
	Next $1.0	0.560%	Next $0.5	0.570%
	Next $1.0	0.535%	Next $1.5	0.520%
	Next $3.0	0.510%	Next $3.0	0.510%
	Next $4.0	0.480%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Equity Value	First $0.5	0.530%	First $0.5	0.660%	June 1, 2011
Fund	Next $0.5	0.505%	Next $0.5	0.615%
	Next $1.0	0.480%	Next $0.5	0.570%
	Next $1.0	0.455%	Next $1.5	0.520%
	Next $3.0	0.430%	Next $3.0	0.510%
	Over $6.0	0.400%	Over $6.0	0.490%
Columbia Large Core	First $1.0	0.600%	First $0.5	0.690%	Columbia Large Core
Quantitative Fund	Next $1.0	0.575%	Next $0.5	0.645%	Quantitative Fund and
	Next $1.0	0.550%	Next $0.5	0.600%	Columbia Large Growth
Columbia Large Growth	Next $3.0	0.525%	Next $1.5	0.550%	Quantitative Fund:
Quantitative Fund	Next $1.5	0.500%	Next $3.0	0.540%	July 1, 2011
	Next $2.5	0.485%	Over $6.0	0.520%
Columbia Large Value	Next $5.0	0.470%			Columbia Large Value
Quantitative Fund	Next $5.0	0.450%			Quantitative Fund:
	Next $4.0	0.425%			March 1, 2011
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Mid Cap	First $1.0	0.700%	First $0.5	0.760%	Columbia Mid Cap
Growth Opportunity Fund	Next $1.0	0.675%	Next $0.5	0.715%	Growth Opportunity
	Next $1.0	0.650%	Next $0.5	0.670%	Fund:
Columbia Mid Cap Value	Next $3.0	0.625%	Over $1.5	0.620%	April 1, 2011
Opportunity Fund	Next $1.5	0.600%
	Next $2.5	0.575%			Columbia Mid Cap
	Next $5.0	0.550%			Value Opportunity Fund:
	Next $9.0	0.525%			July 1, 2011
	Next $26.0	0.500%
	Over $50.0	0.475%

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Minnesota Tax-	First $0.25	0.410%	First $0.5	0.400%	March 1, 2011
Exempt Fund*	Next $0.25	0.385%	Next $0.5	0.350%
	Next $0.25	0.360%	Next $2.0	0.320%
	Next $0.25	0.345%	Next $3.0	0.290%
	Next $6.5	0.320%	Next $1.5	0.280%
	Next $2.5	0.310%	Over $7.5	0.270%
	Next $5.0	0.300%
	Next $9.0	0.290%
	Next $26.0	0.270%
	Over $50.0	0.250%
Columbia Strategic	First $1.0	0.570%	First $0.5	0.660%	July 1, 2011
Allocation Fund	Next $1.0	0.545%	Next $0.5	0.615%
	Next $1.0	0.520%	Next $0.5	0.570%
	Next $3.0	0.495%	Next $1.5	0.520%
	Next $1.5	0.470%	Next $3.0	0.510%
	Next $2.5	0.450%	Over $6.0	0.490%
	Next $5.0	0.430%
	Next $9.0	0.410%
	Over $24.0	0.390%

*	Columbia Minnesota Tax-Exempt Fund will be subject to a new administrative fee rate schedule on the same date that the new IMS Fee Schedule is implemented.
5. Manager of Managers Proposal. Shareholders of the Funds indicated in Table 1 approved a policy authorizing Columbia Management, the Fund’s investment manager, to enter into and materially amend subadvisory agreements in the future, with the approval of the Board, but without obtaining approval from shareholders of such Fund. If there is a hiring of a subadviser in the future for the Fund, within 90 days of such hiring, the Fund will provide shareholders with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that would otherwise have been required to be sent to shareholders in a proxy statement.
6. Reorganization Proposal. Shareholders of the Funds indicated in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (each, a “Buying Fund”). Table 3 below identifies each Selling Fund, its corresponding Buying Fund and the anticipated date on which each reorganization is expected to occur.
Table 3. Reorganizations

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
Columbia Income Builder Fund II	Columbia Income Builder Fund	April 8, 2011
Columbia Income Builder Fund III	Columbia Income Builder Fund	April 8, 2011
Columbia Portfolio Builder Total Equity Fund	Columbia LifeGoal® Growth Portfolio	June 3, 2011
RiverSource Balanced Fund	Columbia Balanced Fund	April 8, 2011
RiverSource California Tax-Exempt Fund	Columbia California Tax-Exempt Fund	June 3, 2011
RiverSource Disciplined International Equity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
RiverSource Disciplined Small and Mid Cap Equity Fund	Columbia Mid Cap Value Fund	June 3, 2011
RiverSource Disciplined Small Cap Value Fund	Columbia Small Cap Value Fund I	June 3, 2011
RiverSource Intermediate Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
RiverSource LaSalle Global Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource LaSalle Monthly Dividend Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource New York Tax-Exempt Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
RiverSource Partners Fundamental Value Fund	Columbia Contrarian Core Fund	April 8, 2011
RiverSource Precious Metals and Mining Fund	Columbia Energy and Natural Resources Fund	June 3, 2011
RiverSource Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource S&P 500 Index Fund	Columbia Large Cap Index Fund	To be determined
RiverSource Short Duration U.S. Government Fund	Columbia Short Term Bond Fund	June 3, 2011
RiverSource Small Company Index Fund	Columbia Small Cap Index Fund	June 3, 2011

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
RiverSource Strategic Income Allocation Fund	Columbia Strategic Income Fund	June 3, 2011
RiverSource Tax-Exempt High Income Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman California Municipal High-Yield Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman California Municipal Quality Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman Capital Fund	Columbia Mid Cap Growth Fund	April 8, 2011
Seligman Growth Fund	Columbia Large Cap Growth Fund	April 8, 2011
Seligman Minnesota Municipal Fund	Columbia Minnesota Tax-Exempt Fund	April 8, 2011
Seligman National Municipal Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman New York Municipal Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
Threadneedle Global Equity Income Fund	Columbia Global Equity Fund	June 3, 2011
Threadneedle International Opportunity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
In connection with the Fund reorganizations described in 6. Reorganization Proposal above, the following rules and policies will apply:
Restrictions and Other Policies on New Account Openings, Purchases, Exchanges and Redemptions of Selling Fund Shares
New Accounts
New account applications for the purchase of shares of a Selling Fund received in good order will be accepted through the close of business on that Selling Fund’s Reorganization Date, as identified in Table 3. Thereafter, any account application for shares of a Selling Fund will be rejected. Further, any request made to open a new account for shares of a Selling Fund after the close of business on its Reorganization Date will not automatically be treated as a request to open a new account for shares of the corresponding Buying Fund.
Purchases, Exchanges and Redemptions of Shares of a Selling Fund
Purchases, exchanges and redemptions of shares of a Selling Fund will continue to be accepted through the close of business on the Selling Fund’s Reorganization Date, as identified in Table 3. In addition, any request to purchase, exchange or redeem shares of a Selling Fund received within 30 days after the close of business on the Reorganization Date will automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund. After this 30-day period, any request to purchase, exchange or redeem shares of a Selling Fund will be rejected and will not automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund.
Systematic Investment Plan and Systematic Withdrawal Plan Transactions
If you are currently participating in the Systematic Investment Plan or Systematic Withdrawal Plan with respect to a Selling Fund, your current systematic transactions will be carried over from your Selling Fund to its corresponding Buying Fund.
Important Note
Because each Selling Fund will merge into its corresponding Buying Fund on its Reorganization Date, you should consider the appropriateness of making a new or subsequent investment in the Selling Fund prior to its Reorganization Date. You should consider the investment objectives, risks, charges and expenses of the Buying Fund and/or Selling Fund carefully before investing. To obtain a Buying Fund’s current prospectus, shareholder reports and other regulatory filings, contact your financial advisor or visit www.columbiamanagement.com.
S-6400-17 A (2/11)